Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease, Cost [Table Text Block]	Lease costs
end of	2023	2022	2021
Lease costs (CHF million)
Operating lease costs	370	279	293
Variable lease costs	42	46	50
Sublease income	(51)	(65)	(75)
Total lease costs	361	260	268

Lease, Other information pertaining to leases [Table Text Block]
Other information
end of	2023	2022	2021
Other information (CHF million)
Gains/(losses) on sale-leaseback transactions	0	336	225
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(344)	(336)	(334)
Right-of-use assets obtained in exchange for new operating lease liabilities [1]	35	165	107
Changes to right-of-use assets due to lease modifications for operating leases	(1)	74	29
1 Represents non-cash transactions and includes right-of-use assets relating to changes in classification of scope of variable interest entities.

Lease, Weighted average remaining lease term and discount rate [Table Text Block]	Weighted average remaining lease term and discount rate
end of	2023	2022
Operating leases
Remaining lease term (years)	8.7	9.2
Discount rate (%)	3.3	3.0

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities relating to operating lease arrangements
end of	2023	2022
Maturity (CHF million)
Due within 1 year	247	312
Due between 1 and 2 years	236	260
Due between 2 and 3 years	215	236
Due between 3 and 4 years	171	219
Due between 4 and 5 years	139	186
Thereafter	638	811
Operating lease obligations	1,646	2,024
Future interest payable	(226)	(275)
Operating lease liabilities	1,420	1,749

Lessor, Lease income [Table Text Block]
Lease income
end of	2023	2022	2021
Lease income (CHF million)
Interest income on sales-type leases	44	33	25
Interest income on direct financing leases	81	70	68
Lease income from operating leases	65	80	93
Variable lease income	1	3	1
Total lease income	191	186	187

Lessor, Net investment in leases [Table Text Block]
Net investments
	2023		2022
end of	Sales- type leases	Direct financing leases	Sales- type leases	Direct financing leases
Net investments (CHF million)
Lease receivables	1,461	2,530	1,324	2,473
Unguaranteed residual assets	125	4	129	25
Valuation allowances	(10)	(21)	(10)	(20)
Total net investments	1,576	2,513	1,443	2,478

Maturities relating to lessor arrangements [Table Text Block]
Maturities relating to lessor arrangements
	2023			2022
end of	Sales- type leases	Direct financing leases	Operating leases	Sales- type leases	Direct financing leases	Operating leases
Maturity (CHF million)
Due within 1 year	618	782	48	550	738	57
Due between 1 and 2 years	352	741	47	317	694	58
Due between 2 and 3 years	262	634	45	224	627	55
Due between 3 and 4 years	175	449	37	149	460	53
Due between 4 and 5 years	84	103	19	88	115	44
Thereafter	96	12	116	93	19	136
Total	1,587	2,721	312	1,421	2,653	403
Future interest receivable	(126)	(191)	–	(97)	(180)	–
Lease receivables	1,461	2,530	–	1,324	2,473	–